Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
15.	Fair Value Measurements

The following table summarizes information regarding Nucor’s financial assets and financial liabilities that are measured at fair value as of December 31, 2014 and 2013 (in thousands). Nucor does not have any non-financial assets or liabilities that are measured at fair value on a recurring basis.

		Fair Value Measurements at Reporting Date Using
Description	Carrying Amount in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2014
Assets:
Cash equivalents	$861,656	$861,656	$—
Short-term investments	100,000	100,000	—
Foreign exchange and commodity contracts	2,228	—	2,228

Total assets	$963,884	$961,656	$2,228	$—

Liabilities:
Commodity contracts	$(12,700)	$—	$(12,700)	$—

As of December 31, 2013
Assets:
Cash equivalents	$1,269,465	$1,269,465
Short-term investments	28,191	28,191

Total assets	$1,297,656	$1,297,656	—	—

Liabilities:
Foreign exchange and commodity contracts	$(555)	—	$(555)	—

Fair value measurements for Nucor’s cash equivalents and short-term investments are classified under Level 1 because such measurements are based on quoted market prices in active markets for identical assets. Fair value measurements for Nucor’s derivatives are classified under Level 2 because such measurements are based on published market prices for similar assets or are estimated based on published market prices for similar assets or are estimated based on observable inputs such as interest rates, yield curves, credit risks, spot and future commodity prices and spot and future exchange rates.

The fair value of short-term and long-term debt, including current maturities, was approximately $4.97 billion at December 31, 2014 ($4.61 billion at December 31, 2013). The debt fair value estimates are classified under Level 2 because such estimates are based on readily available market prices of our debt at December 31, 2014 and 2013, or similar debt with the same maturities, ratings and interest rates.